Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Appropriation of earnings	$ 37,582,768	$ 19,510,000
Dividends per share	$ 7	$ 4.2
Legal reserve [member]
Appropriation of earnings	$ 6,282,762	$ 2,398,814
Special reserve [member]
Appropriation of earnings	798,025	(1,278,670)
Cash dividends [member]
Appropriation of earnings	$ 30,501,981	$ 18,389,856